N-4	May 01, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT VA BNY
Entity Central Index Key	0000929519
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Previously Offered [Member]
Prospectus:
Offered Ending [Date]	Dec. 04, 2023
C000216279 [Member]
Prospectus:
Operation of Benefit [Text Block]
I. In the Annuity Policy Fee Table And Expense Examples – Notes to Fee Table - Section 6) Optional Guaranteed Lifetime Withdrawal Benefit Riders (page 13) of the prospectus, the following paragraph will be added:
Please note: For policies issued in the state of New York, please see Other Information – State Variations section for rider availability.
II. In the Benefits Available Under the Policy section of the prospectus for the Transamerica Principal OptimizerSM Rider benefit (Page 42), the following bullet point will be added under the Brief Description of Restrictions/Limitations:
Please note: For policies issued in the state of New York, please see Other Information - State Variations section for rider availability.
III. In the Guaranteed Living Withdrawal Benefit Riders section of the prospectus for the Transamerica Principal OptimizerSM Rider (Page 49), the following paragraph will be added under the Transamerica Principal OptimizerSM Summary section:
Please Note: For policies issued in the state of New York, please see Other Information - State Variations section for rider availability.
IV. In the Guaranteed Living Withdrawal Benefit Riders section of the prospectus for the Transamerica Principal OptimizerSM Rider (Page 54), the following paragraph will be added under the Transamerica Principal OptimizerSM – Rider Withdrawal Amount section:
Please Note: For policies issued in the state of New York, please see Other Information - State Variations section for rider availability.